Schedule of Investments
(unaudited)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
............... 3,932 $ 782,429
Boeing Co. (The)
(a)
.................. 32,257 6,183,022
General Dynamics Corp. .............. 12,864 2,842,558
Howmet Aerospace, Inc. .............. 21,039 973,054
Huntington Ingalls Industries, Inc. ........ 2,299 470,329
L3Harris Technologies, Inc. ............ 10,824 1,884,675
Lockheed Martin Corp. ............... 12,750 5,214,240
Northrop Grumman Corp. ............. 8,091 3,561,577
RTX Corp. ....................... 82,803 5,959,332
Textron, Inc. ...................... 11,268 880,481
TransDigm Group, Inc.
(a)
.............. 3,139 2,646,585
31,398,282
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(b)
......... 6,795 585,253
Expeditors International of Washington, Inc. . 8,414 964,497
FedEx Corp. ...................... 13,213 3,500,388
United Parcel Service, Inc., Class B ...... 41,146 6,413,427
11,463,565
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 15,578 1,535,835
BorgWarner, Inc. ................... 13,336 538,374
2,074,209
Automobiles — 2.2%
Ford Motor Co. .................... 224,349 2,786,414
General Motors Co. ................. 78,274 2,580,694
Tesla, Inc.
(a)
....................... 157,091 39,307,310
44,674,418
Banks — 3.0%
Bank of America Corp. ............... 393,292 10,768,335
Citigroup, Inc. ..................... 109,551 4,505,833
Citizens Financial Group, Inc. .......... 26,868 720,062
Comerica, Inc. ..................... 7,642 317,525
Fifth Third Bancorp ................. 38,645 978,878
Huntington Bancshares, Inc. ........... 82,784 860,954
JPMorgan Chase & Co. .............. 165,324 23,975,286
KeyCorp ......................... 53,292 573,422
M&T Bank Corp. ................... 9,535 1,205,701
PNC Financial Services Group, Inc. (The) .. 22,656 2,781,477
Regions Financial Corp. .............. 53,548 921,026
Truist Financial Corp. ................ 76,064 2,176,191
US Bancorp ...................... 88,574 2,928,256
Wells Fargo & Co. .................. 208,144 8,504,764
Zions Bancorp NA
(b)
................. 8,369 291,994
61,509,704
Beverages — 1.6%
Brown-Forman Corp., Class B .......... 10,444 602,514
Coca-Cola Co. (The) ................ 221,406 12,394,308
Constellation Brands, Inc., Class A ....... 9,168 2,304,193
Keurig Dr Pepper, Inc. ............... 57,232 1,806,814
Molson Coors Beverage Co., Class B ..... 10,628 675,835
Monster Beverage Corp.
(a)
............. 42,310 2,240,315
PepsiCo, Inc. ..................... 78,312 13,269,185
33,293,164
Biotechnology — 2.1%
AbbVie, Inc. ...................... 100,412 14,967,413
Amgen, Inc.
(b)
..................... 30,430 8,178,367
Biogen, Inc.
(a)
..................... 8,239 2,117,505
Gilead Sciences, Inc. ................ 70,884 5,312,047
Incyte Corp.
(a)
..................... 10,533 608,491
Moderna, Inc.
(a)
.................... 18,846 1,946,603
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,072 $ 4,997,013
Vertex Pharmaceuticals, Inc.
(a)
.......... 14,682 5,105,519
43,232,958
Broadline Retail — 3.3%
Amazon.com, Inc.
(a)
................. 516,529 65,661,166
eBay, Inc. ........................ 30,251 1,333,767
Etsy, Inc.
(a)
....................... 7,041 454,708
67,449,641
Building Products — 0.4%
A O Smith Corp. ................... 7,204 476,400
Allegion plc ....................... 5,040 525,168
Carrier Global Corp. ................. 47,791 2,638,063
Johnson Controls International plc ....... 38,703 2,059,387
Masco Corp. ...................... 12,826 685,550
Trane Technologies plc ............... 13,041 2,646,149
9,030,717
Capital Markets — 2.8%
Ameriprise Financial, Inc. ............. 5,838 1,924,672
Bank of New York Mellon Corp. (The) ..... 44,304 1,889,566
BlackRock, Inc.
(c)
................... 7,985 5,162,223
Blackstone, Inc., Class A
(b)
............. 40,377 4,325,992
CBOE Global Markets, Inc. ............ 6,010 938,822
Charles Schwab Corp. (The) ........... 84,593 4,644,156
CME Group, Inc., Class A ............. 20,466 4,097,702
FactSet Research Systems, Inc. ......... 2,183 954,539
Franklin Resources, Inc.
(b)
............. 16,359 402,104
Goldman Sachs Group, Inc. (The) ....... 18,755 6,068,555
Intercontinental Exchange, Inc. ......... 32,142 3,536,263
Invesco Ltd. ...................... 26,309 382,007
MarketAxess Holdings, Inc. ............ 2,149 459,112
Moody's Corp. ..................... 9,011 2,849,008
Morgan Stanley .................... 72,582 5,927,772
MSCI, Inc. ....................... 4,499 2,308,347
Nasdaq, Inc. ...................... 19,316 938,564
Northern Trust Corp. ................. 11,826 821,670
Raymond James Financial, Inc. ......... 10,693 1,073,898
S&P Global, Inc. ................... 18,512 6,764,470
State Street Corp. .................. 18,127 1,213,784
T. Rowe Price Group, Inc.
(b)
............ 12,878 1,350,516
58,033,742
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 12,638 3,581,609
Albemarle Corp.
(b)
.................. 6,751 1,147,940
Celanese Corp.
(b)
................... 5,654 709,690
CF Industries Holdings, Inc. ............ 10,977 941,168
Corteva, Inc. ...................... 40,378 2,065,738
Dow, Inc. ........................ 39,979 2,061,317
DuPont de Nemours, Inc. ............. 26,305 1,962,090
Eastman Chemical Co. ............... 6,877 527,603
Ecolab, Inc. ...................... 14,210 2,407,174
FMC Corp. ....................... 7,093 475,018
International Flavors & Fragrances, Inc. .... 14,597 995,078
Linde plc ........................ 27,759 10,336,064
LyondellBasell Industries NV, Class A ..... 14,433 1,366,805
Mosaic Co. (The) ................... 18,826 670,206
PPG Industries, Inc. ................. 13,519 1,754,766
Sherwin-Williams Co. (The) ............ 13,413 3,420,986
34,423,252
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 4,954 2,382,924
Copart, Inc.
(a)
..................... 49,272 2,123,130
Republic Services, Inc. ............... 11,750 1,674,493

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ....................... 13,371 $ 499,139
Waste Management, Inc. .............. 20,969 3,196,514
9,876,200
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 14,279 2,626,336
Cisco Systems, Inc. ................. 231,825 12,462,912
F5, Inc.
(a)
........................ 3,407 549,004
Juniper Networks, Inc. ............... 18,412 511,669
Motorola Solutions, Inc. .............. 9,502 2,586,825
18,736,746
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,286 1,550,062
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,508 1,439,964
Vulcan Materials Co. ................ 7,593 1,533,938
2,973,902
Consumer Finance — 0.4%
American Express Co. ............... 33,098 4,937,891
Capital One Financial Corp. ............ 21,689 2,104,917
Discover Financial Services ............ 14,219 1,231,792
Synchrony Financial ................. 23,708 724,754
8,999,354
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 25,210 14,242,642
Dollar General Corp. ................ 12,596 1,332,657
Dollar Tree, Inc.
(a)
................... 11,920 1,268,884
Kroger Co. (The) ................... 37,478 1,677,140
Sysco Corp. ...................... 28,912 1,909,638
Target Corp. ...................... 26,258 2,903,347
Walgreens Boots Alliance, Inc.
(b)
......... 40,832 908,104
Walmart, Inc. ...................... 81,192 12,985,036
37,227,448
Containers & Packaging — 0.2%
Amcor plc ........................ 83,976 769,220
Avery Dennison Corp. ................ 4,560 832,975
Ball Corp. ........................ 17,777 884,939
International Paper Co. ............... 19,843 703,831
Packaging Corp. of America ........... 5,148 790,476
Sealed Air Corp. ................... 8,455 277,831
WestRock Co. ..................... 14,873 532,454
4,791,726
Distributors — 0.1%
Genuine Parts Co. .................. 8,072 1,165,435
LKQ Corp. ....................... 14,589 722,302
Pool Corp.
(b)
...................... 2,250 801,225
2,688,962
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 406,699 6,108,619
Verizon Communications, Inc. .......... 239,163 7,751,273
13,859,892
Electric Utilities — 1.6%
Alliant Energy Corp. ................. 14,434 699,327
American Electric Power Co., Inc. ........ 29,470 2,216,733
Constellation Energy Corp. ............ 18,295 1,995,618
Duke Energy Corp. ................. 43,845 3,869,760
Edison International ................. 21,844 1,382,507
Entergy Corp. ..................... 11,800 1,091,500
Evergy, Inc. ....................... 13,291 673,854
Eversource Energy ................. 20,010 1,163,581
Exelon Corp.
(b)
..................... 56,681 2,141,975
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................. 29,356 $ 1,003,388
NextEra Energy, Inc. ................ 115,127 6,595,626
NRG Energy, Inc. ................... 13,321 513,125
PG&E Corp.
(a)
..................... 118,968 1,918,954
Pinnacle West Capital Corp. ........... 6,448 475,089
PPL Corp. ....................... 42,338 997,483
Southern Co. (The) ................. 62,040 4,015,229
Xcel Energy, Inc. ................... 31,380 1,795,564
32,549,313
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 13,237 1,955,899
Eaton Corp. plc .................... 22,698 4,841,029
Emerson Electric Co. ................ 32,512 3,139,684
Generac Holdings, Inc.
(a)
.............. 3,486 379,835
Rockwell Automation, Inc. ............. 6,531 1,867,017
12,183,464
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 34,015 2,856,920
CDW Corp. ....................... 7,626 1,538,622
Corning, Inc. ...................... 43,535 1,326,511
Keysight Technologies, Inc.
(a)
........... 10,203 1,349,959
TE Connectivity Ltd. ................. 17,860 2,206,246
Teledyne Technologies, Inc.
(a)
........... 2,680 1,094,994
Trimble, Inc.
(a)
..................... 14,108 759,857
Zebra Technologies Corp., Class A
(a)(b)
..... 2,900 685,937
11,819,046
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 57,389 2,026,979
Halliburton Co. .................... 51,499 2,085,710
Schlumberger NV .................. 80,850 4,713,555
8,826,244
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 40,699 3,810,647
Electronic Arts, Inc. ................. 14,025 1,688,610
Live Nation Entertainment, Inc.
(a)
........ 8,108 673,288
Netflix, Inc.
(a)
...................... 25,210 9,519,296
Take-Two Interactive Software, Inc.
(a)
...... 8,955 1,257,193
Walt Disney Co. (The)
(a)(b)
............. 104,094 8,436,819
Warner Bros Discovery, Inc.
(a)
.......... 127,387 1,383,423
26,769,276
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B
(a)
...... 103,747 36,342,574
Fidelity National Information Services, Inc. .. 33,910 1,874,206
Fiserv, Inc.
(a)
...................... 34,680 3,917,453
FleetCor Technologies, Inc.
(a)
........... 4,223 1,078,301
Global Payments, Inc. ............... 14,791 1,706,733
Jack Henry & Associates, Inc. .......... 4,155 627,987
Mastercard, Inc., Class A .............. 47,332 18,739,212
PayPal Holdings, Inc.
(a)
............... 62,466 3,651,762
Visa, Inc., Class A
(b)
................. 91,408 21,024,754
88,962,982
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 30,498 2,300,159
Bunge Ltd. ....................... 8,574 928,136
Campbell Soup Co.
(b)
................ 11,440 469,955
Conagra Brands, Inc. ................ 27,352 749,992
General Mills, Inc. .................. 33,469 2,141,681
Hershey Co. (The) .................. 8,416 1,683,873
Hormel Foods Corp. ................. 16,572 630,233
J M Smucker Co. (The) ............... 5,809 713,984
Kellogg Co. ....................... 14,794 880,391

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Kraft Heinz Co. (The) ................ 45,822 $ 1,541,452
Lamb Weston Holdings, Inc. ........... 8,366 773,521
McCormick & Co., Inc. (Non-Voting) ...... 14,394 1,088,762
Mondelez International, Inc., Class A ...... 77,393 5,371,074
Tyson Foods, Inc., Class A ............ 16,311 823,543
20,096,756
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,232 872,016
Ground Transportation — 0.8%
CSX Corp. ....................... 114,138 3,509,743
JB Hunt Transport Services, Inc.
(b)
....... 4,623 871,528
Norfolk Southern Corp. ............... 12,915 2,543,351
Old Dominion Freight Line, Inc. ......... 5,097 2,085,387
Union Pacific Corp. ................. 34,671 7,060,056
16,070,065
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories ................. 98,723 9,561,322
Align Technology, Inc.
(a)
............... 4,091 1,249,064
Baxter International, Inc. .............. 29,297 1,105,669
Becton Dickinson & Co. .............. 16,258 4,203,181
Boston Scientific Corp.
(a)
.............. 82,567 4,359,538
Cooper Cos., Inc. (The) .............. 2,849 906,010
Dentsply Sirona, Inc. ................ 12,258 418,733
Dexcom, Inc.
(a)
.................... 22,066 2,058,758
Edwards Lifesciences Corp.
(a)
.......... 34,849 2,414,339
GE HealthCare Technologies, Inc. ....... 20,898 1,421,900
Hologic, Inc.
(a)
..................... 14,052 975,209
IDEXX Laboratories, Inc.
(a)
............. 4,739 2,072,222
Insulet Corp.
(a)
..................... 4,014 640,193
Intuitive Surgical, Inc.
(a)
............... 20,059 5,863,045
Medtronic plc ..................... 75,728 5,934,046
ResMed, Inc.
(b)
.................... 8,386 1,240,038
STERIS plc ....................... 5,684 1,247,183
Stryker Corp.
(b)
.................... 19,229 5,254,709
Teleflex, Inc. ...................... 2,712 532,664
Zimmer Biomet Holdings, Inc. .......... 12,039 1,351,017
52,808,840
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. ................. 14,595 1,267,138
Cencora, Inc.
(b)
.................... 9,239 1,662,743
Centene Corp.
(a)
................... 30,804 2,121,779
Cigna Group (The) .................. 16,838 4,816,847
CVS Health Corp. .................. 73,391 5,124,160
DaVita, Inc.
(a)
...................... 3,104 293,421
Elevance Health, Inc. ................ 13,406 5,837,240
HCA Healthcare, Inc. ................ 11,450 2,816,471
Henry Schein, Inc.
(a)
................. 7,531 559,177
Humana, Inc. ..................... 7,049 3,429,479
Laboratory Corp. of America Holdings ..... 5,061 1,017,514
McKesson Corp. ................... 7,674 3,337,039
Molina Healthcare, Inc.
(a)
.............. 3,320 1,088,595
Quest Diagnostics, Inc. ............... 6,337 772,227
UnitedHealth Group, Inc. .............. 52,696 26,568,796
Universal Health Services, Inc., Class B ... 3,574 449,359
61,161,985
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 31,865 585,042
Ventas, Inc. ...................... 22,902 964,861
Welltower, Inc.
(b)
................... 28,435 2,329,395
3,879,298
Security
Shares
Shares Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 40,753 $ 654,901
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A
(a)
................ 24,255 3,328,029
Booking Holdings, Inc.
(a)
.............. 2,030 6,260,419
Caesars Entertainment, Inc.
(a)
.......... 12,198 565,377
Carnival Corp.
(a)
.................... 57,442 788,104
Chipotle Mexican Grill, Inc.
(a)
........... 1,579 2,892,460
Darden Restaurants, Inc.
(b)
............ 6,940 993,947
Domino's Pizza, Inc. ................. 2,005 759,474
Expedia Group, Inc.
(a)
................ 7,842 808,275
Hilton Worldwide Holdings, Inc. ......... 14,877 2,234,228
Las Vegas Sands Corp. .............. 19,033 872,473
Marriott International, Inc., Class A ....... 14,252 2,801,373
McDonald's Corp. .................. 41,459 10,921,959
MGM Resorts International ............ 15,969 587,020
Norwegian Cruise Line Holdings Ltd.
(a)
..... 23,858 393,180
Royal Caribbean Cruises Ltd.
(a)
......... 12,589 1,159,950
Starbucks Corp. .................... 65,161 5,947,244
Wynn Resorts Ltd. .................. 5,509 509,087
Yum! Brands, Inc. .................. 16,079 2,008,910
43,831,509
Household Durables — 0.3%
DR Horton, Inc. .................... 17,321 1,861,488
Garmin Ltd. ....................... 8,884 934,597
Lennar Corp., Class A ................ 14,528 1,630,477
Mohawk Industries, Inc.
(a)
............. 3,112 267,041
NVR, Inc.
(a)
....................... 172 1,025,688
PulteGroup, Inc. ................... 12,484 924,440
Whirlpool Corp.
(b)
................... 3,128 418,213
7,061,944
Household Products — 1.3%
Church & Dwight Co., Inc. ............. 14,121 1,293,907
Clorox Co. (The) ................... 7,045 923,318
Colgate-Palmolive Co. ............... 47,030 3,344,303
Kimberly-Clark Corp. ................ 19,214 2,322,012
Procter & Gamble Co. (The) ........... 134,104 19,560,410
27,443,950
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 38,851 590,535
Industrial Conglomerates — 0.8%
3M Co. .......................... 31,581 2,956,613
General Electric Co. ................. 61,917 6,844,925
Honeywell International, Inc. ........... 37,772 6,977,999
16,779,537
Industrial REITs — 0.3%
Prologis, Inc. ...................... 52,557 5,897,421
Insurance — 2.2%
Aflac, Inc. ........................ 30,754 2,360,369
Allstate Corp. (The) ................. 15,019 1,673,267
American International Group, Inc. ....... 40,500 2,454,300
Aon plc, Class A ................... 11,541 3,741,823
Arch Capital Group Ltd.
(a)
............. 21,244 1,693,359
Arthur J Gallagher & Co. .............. 12,286 2,800,348
Assurant, Inc. ..................... 2,990 429,304
Brown & Brown, Inc. ................. 13,620 951,221
Chubb Ltd. ....................... 23,366 4,864,334
Cincinnati Financial Corp. ............. 9,042 924,906
Everest Group Ltd. .................. 2,256 838,488
Globe Life, Inc. .................... 5,109 555,502
Hartford Financial Services Group, Inc. (The) 17,398 1,233,692
Loews Corp. ...................... 10,520 666,021

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Marsh & McLennan Cos., Inc. .......... 28,100 $ 5,347,430
MetLife, Inc. ...................... 35,937 2,260,797
Principal Financial Group, Inc. .......... 12,651 911,758
Progressive Corp. (The) .............. 33,299 4,638,551
Prudential Financial, Inc. .............. 20,651 1,959,573
Travelers Cos., Inc. (The) ............. 13,024 2,126,949
W R Berkley Corp. .................. 11,674 741,182
Willis Towers Watson plc .............. 5,964 1,246,237
44,419,411
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 337,522 44,168,129
Alphabet, Inc., Class C ............... 287,111 37,855,585
Match Group, Inc. .................. 15,923 623,784
Meta Platforms, Inc., Class A ........... 126,440 37,958,552
120,606,050
IT Services — 1.2%
Accenture plc, Class A ............... 35,885 11,020,642
Akamai Technologies, Inc.
(a)
............ 8,749 932,118
Cognizant Technology Solutions Corp., Class A 28,731 1,946,238
DXC Technology Co.
(a)
............... 11,672 243,128
EPAM Systems, Inc.
(a)
................ 3,273 836,873
Gartner, Inc.
(a)
..................... 4,509 1,549,338
International Business Machines Corp. .... 51,826 7,271,188
VeriSign, Inc.
(a)
.................... 5,169 1,046,878
24,846,403
Leisure Products — 0.0%
Hasbro, Inc.
(b)
..................... 7,358 486,658
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. ............. 16,928 1,892,889
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,208 433,008
Bio-Techne Corp. ................... 9,040 615,353
Charles River Laboratories International, Inc.
(a)
2,946 577,357
Danaher Corp. .................... 37,384 9,274,970
Illumina, Inc.
(a)
..................... 9,029 1,239,501
IQVIA Holdings, Inc.
(a)
................ 10,418 2,049,741
Mettler-Toledo International, Inc.
(a)
....... 1,242 1,376,223
Revvity, Inc. ...................... 7,167 793,387
Thermo Fisher Scientific, Inc. ........... 21,956 11,113,469
Waters Corp.
(a)
.................... 3,352 919,152
West Pharmaceutical Services, Inc. ...... 4,202 1,576,632
31,861,682
Machinery — 1.8%
Caterpillar, Inc. .................... 29,021 7,922,733
Cummins, Inc. ..................... 8,133 1,858,065
Deere & Co. ...................... 15,437 5,825,615
Dover Corp. ...................... 7,931 1,106,454
Fortive Corp. ...................... 20,206 1,498,477
IDEX Corp. ....................... 4,279 890,118
Illinois Tool Works, Inc.
(b)
.............. 15,654 3,605,273
Ingersoll Rand, Inc. ................. 22,959 1,462,947
Nordson Corp. ..................... 3,063 683,570
Otis Worldwide Corp. ................ 23,424 1,881,181
PACCAR, Inc. ..................... 29,839 2,536,912
Parker-Hannifin Corp. ................ 7,344 2,860,635
Pentair plc ....................... 9,503 615,319
Snap-on, Inc. ..................... 3,065 781,759
Stanley Black & Decker, Inc. ........... 8,647 722,716
Westinghouse Air Brake Technologies Corp. . 10,241 1,088,311
Xylem, Inc. ....................... 13,718 1,248,750
36,588,835
Security
Shares
Shares Value
Media — 0.8%
Charter Communications, Inc., Class A
(a)
... 5,790 $ 2,546,558
Comcast Corp., Class A .............. 234,137 10,381,635
Fox Corp., Class A .................. 14,432 450,278
Fox Corp., Class B .................. 7,442 214,925
Interpublic Group of Cos., Inc. (The)
(b)
..... 21,928 628,456
News Corp., Class A ................. 21,687 435,041
News Corp., Class B ................ 7,277 151,871
Omnicom Group, Inc. ................ 11,200 834,176
Paramount Global, Class B
(b)
........... 27,433 353,886
15,996,826
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 81,519 3,039,844
Newmont Corp. .................... 45,533 1,682,444
Nucor Corp. ...................... 14,150 2,212,352
Steel Dynamics, Inc. ................. 8,858 949,755
7,884,395
Multi-Utilities — 0.7%
Ameren Corp. ..................... 14,911 1,115,790
CenterPoint Energy, Inc. .............. 36,325 975,326
CMS Energy Corp. .................. 16,583 880,723
Consolidated Edison, Inc. ............. 19,622 1,678,270
Dominion Energy, Inc. ................ 47,923 2,140,720
DTE Energy Co. ................... 11,186 1,110,546
NiSource, Inc. ..................... 23,218 573,020
Public Service Enterprise Group, Inc. ..... 28,394 1,615,903
Sempra ......................... 36,026 2,450,849
WEC Energy Group, Inc. .............. 17,945 1,445,470
13,986,617
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 8,725 873,373
Boston Properties, Inc.
(b)
.............. 8,382 498,561
1,371,934
Oil, Gas & Consumable Fuels — 4.3%
APA Corp. ....................... 17,740 729,114
Chevron Corp. ..................... 100,936 17,019,828
ConocoPhillips .................... 68,124 8,161,255
Coterra Energy, Inc. ................. 42,974 1,162,447
Devon Energy Corp. ................. 36,449 1,738,617
Diamondback Energy, Inc. ............. 10,151 1,572,187
EOG Resources, Inc. ................ 33,124 4,198,798
EQT Corp.
(b)
...................... 20,619 836,719
Exxon Mobil Corp. .................. 227,737 26,777,316
Hess Corp. ....................... 15,688 2,400,264
Kinder Morgan, Inc. ................. 110,279 1,828,426
Marathon Oil Corp. .................. 34,457 921,725
Marathon Petroleum Corp. ............ 22,747 3,442,531
Occidental Petroleum Corp. ............ 37,746 2,448,960
ONEOK, Inc. ...................... 33,313 2,113,044
Phillips 66 ........................ 25,332 3,043,640
Pioneer Natural Resources Co. ......... 13,263 3,044,522
Targa Resources Corp. ............... 12,845 1,101,073
Valero Energy Corp. ................. 20,090 2,846,954
Williams Cos., Inc. (The) .............. 69,450 2,339,771
87,727,191
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 7,577 280,955
American Airlines Group, Inc.
(a)(b)
........ 37,959 486,255
Delta Air Lines, Inc. ................. 36,424 1,347,688
Southwest Airlines Co.
(b)
.............. 34,018 920,867
United Airlines Holdings, Inc.
(a)
.......... 18,673 789,868
3,825,633

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 13,217 $ 1,910,517
Kenvue, Inc. ...................... 98,632 1,980,531
3,891,048
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. .............. 118,847 6,897,880
Catalent, Inc.
(a)
.................... 10,453 475,925
Eli Lilly & Co. ..................... 45,364 24,366,365
Johnson & Johnson ................. 136,989 21,336,037
Merck & Co., Inc. ................... 144,357 14,861,553
Organon & Co. .................... 14,483 251,425
Pfizer, Inc. ....................... 321,192 10,653,939
Viatris, Inc. ....................... 69,066 680,991
Zoetis, Inc., Class A ................. 26,187 4,556,014
84,080,129
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 23,437 5,638,473
Broadridge Financial Solutions, Inc. ...... 6,727 1,204,469
Ceridian HCM Holding, Inc.
(a)
........... 8,944 606,850
Equifax, Inc. ...................... 6,948 1,272,735
Jacobs Solutions, Inc. ................ 7,128 972,972
Leidos Holdings, Inc. ................ 7,853 723,733
Paychex, Inc. ..................... 18,297 2,110,193
Paycom Software, Inc. ............... 2,795 724,660
Robert Half, Inc. ................... 6,205 454,702
Verisk Analytics, Inc. ................. 8,267 1,952,996
15,661,783
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc., Class A ............ 17,617 1,301,192
CoStar Group, Inc. .................. 23,307 1,792,075
3,093,267
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 8,121 1,394,701
Camden Property Trust ............... 6,078 574,857
Equity Residential .................. 19,717 1,157,585
Essex Property Trust, Inc. ............. 3,692 783,036
Invitation Homes, Inc. ................ 32,725 1,037,055
Mid-America Apartment Communities, Inc. .. 6,678 859,125
UDR, Inc. ........................ 17,551 626,044
6,432,403
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 4,305 390,162
Kimco Realty Corp.
(b)
................ 35,352 621,842
Realty Income Corp. ................. 38,490 1,922,191
Regency Centers Corp. .............. 8,682 516,058
Simon Property Group, Inc. ............ 18,738 2,024,266
5,474,519
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(a)
......... 91,914 9,450,598
Analog Devices, Inc. ................. 28,525 4,994,442
Applied Materials, Inc. ............... 47,772 6,614,033
Broadcom, Inc. .................... 23,477 19,499,527
Enphase Energy, Inc.
(a)
............... 7,877 946,422
First Solar, Inc.
(a)
................... 5,683 918,316
Intel Corp. ....................... 238,655 8,484,185
KLA Corp. ........................ 7,778 3,567,457
Lam Research Corp. ................ 7,583 4,752,797
Microchip Technology, Inc. ............. 30,967 2,416,974
Micron Technology, Inc. ............... 62,650 4,262,080
Monolithic Power Systems, Inc. ......... 2,570 1,187,340
NVIDIA Corp. ..................... 140,516 61,123,055
NXP Semiconductors NV ............. 14,666 2,932,027
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(a)
............ 24,751 $ 2,300,605
Qorvo, Inc.
(a)
...................... 5,570 531,768
QUALCOMM, Inc. .................. 63,488 7,050,977
Skyworks Solutions, Inc. .............. 9,158 902,887
SolarEdge Technologies, Inc.
(a)
.......... 3,216 416,504
Teradyne, Inc. ..................... 8,816 885,655
Texas Instruments, Inc. ............... 51,653 8,213,344
151,450,993
Software — 10.1%
Adobe, Inc.
(a)
...................... 25,930 13,221,707
ANSYS, Inc.
(a)
..................... 4,962 1,476,443
Autodesk, Inc.
(a)
.................... 12,209 2,526,164
Cadence Design Systems, Inc.
(a)
........ 15,462 3,622,747
Fair Isaac Corp.
(a)
................... 1,424 1,236,787
Fortinet, Inc.
(a)
..................... 37,082 2,175,972
Gen Digital, Inc. .................... 32,012 565,972
Intuit, Inc. ........................ 15,932 8,140,296
Microsoft Corp. .................... 422,671 133,458,368
Oracle Corp. ...................... 89,558 9,485,983
Palo Alto Networks, Inc.
(a)
............. 17,377 4,073,864
PTC, Inc.
(a)
....................... 6,061 858,722
Roper Technologies, Inc. .............. 6,105 2,956,529
Salesforce, Inc.
(a)
................... 55,410 11,236,040
ServiceNow, Inc.
(a)
.................. 11,605 6,486,731
Synopsys, Inc.
(a)
................... 8,706 3,995,793
Tyler Technologies, Inc.
(a)
............. 2,414 932,142
206,450,260
Specialized REITs — 1.1%
American Tower Corp. ............... 26,519 4,361,049
Crown Castle, Inc. .................. 24,826 2,284,737
Digital Realty Trust, Inc. .............. 16,524 1,999,734
Equinix, Inc. ...................... 5,332 3,872,418
Extra Space Storage, Inc. ............. 12,019 1,461,270
Iron Mountain, Inc. .................. 16,708 993,291
Public Storage
(b)
................... 9,082 2,393,289
SBA Communications Corp. ........... 6,182 1,237,451
VICI Properties, Inc. ................. 56,469 1,643,248
Weyerhaeuser Co. .................. 42,053 1,289,345
21,535,832
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
................... 1,033 2,623,810
Bath & Body Works, Inc. .............. 13,281 448,898
Best Buy Co., Inc. .................. 11,188 777,230
CarMax, Inc.
(a)
..................... 9,006 636,994
Home Depot, Inc. (The) .............. 57,195 17,282,041
Lowe's Cos., Inc. ................... 33,336 6,928,554
O'Reilly Automotive, Inc.
(a)
............. 3,436 3,122,843
Ross Stores, Inc. ................... 19,380 2,188,971
TJX Cos., Inc. (The) ................. 65,379 5,810,886
Tractor Supply Co.
(b)
................. 6,190 1,256,880
Ulta Beauty, Inc.
(a)
.................. 2,827 1,129,245
42,206,352
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ....................... 836,049 143,139,949
Hewlett Packard Enterprise Co. ......... 74,078 1,286,735
HP, Inc. ......................... 49,356 1,268,449
NetApp, Inc. ...................... 11,993 910,029
Seagate Technology Holdings plc
(b)
....... 10,900 718,855
Western Digital Corp.
(a)
............... 18,442 841,509
148,165,526

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B ................. 69,693 $ 6,664,045
Ralph Lauren Corp., Class A
(b)
.......... 2,403 278,964
Tapestry, Inc. ...................... 13,291 382,116
VF Corp.
(b)
....................... 18,482 326,577
7,651,702
Tobacco — 0.6%
Altria Group, Inc. ................... 100,956 4,245,200
Philip Morris International, Inc. .......... 88,311 8,175,832
12,421,032
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 32,516 1,776,674
United Rentals, Inc.
(b)
................ 3,885 1,727,155
WW Grainger, Inc. .................. 2,532 1,751,739
5,255,568
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,725 1,328,077
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 29,448 $ 4,124,192
Total Long-Term Investments — 99.9%
(Cost: $789,752,529) ............................. 2,044,371,344
Short-Term Securities
Money Market Funds — 2.0%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23% ................... 2,847,049 2,847,049
SL Liquidity Series, LLC, Money Market Series,
5.52%
(e)
....................... 37,888,634 37,900,000
Total Short-Term Securities — 2.0%
(Cost: $40,747,049) .............................. 40,747,049
Total Investments — 101.9%
(Cost: $830,499,578 ) ............................. 2,085,118,393
Liabilities in Excess of Other Assets — (1.9)% ............ (38,043,333)
Net Assets — 100.0% ..............................
$ 2,047,075,060
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 5,778,012 $ — $ (2,930,963)
(a)
$ — $ — $ 2,847,049 2,847,049 $ 204,812 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,459,134 12,432,336
(a)
— 9,588 (1,058) 37,900,000 37,888,634 89,303
(b)
—
BlackRock, Inc. ............ 6,342,947 — (670,023) 474,183 (984,884) 5,162,223 7,985 130,195 —
$ 483,771 $ (985,942) $ 45,909,272 $ 424,310 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 18 12/15/23 $ 3,893 $ (155,602)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,044,371,344 $ — $ — $ 2,044,371,344
Short-Term Securities
Money Market Funds ...................................... 2,847,049 — — 2,847,049
$ 2,047,218,393 $ — $ — $ 2,047,218,393
Investments Valued at NAV
(a)
...................................... 37,900,000
$ 2,085,118,393
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (155,602) $ — $ — $ (155,602)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock S&P 500 Index V.I. Fund

Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust